Expected Amortization Expenses of Intangible Assets (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	5,729
2014	5,134
2015	4,793
2016	4,027
2017 and thereafter	724
Finite Lived Intangible Assets, Amortization Expense Total	20,407